RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Salaries and bonuses	$ 76,329	$ 83,266	$ 78,114
Per diem compensation to members of the Board of Directors	2,630	2,432	2,538
Termination benefits	4,647	8,320	2,437
Total	$ 83,606	$ 94,018	$ 83,089